Provisions - United Kingdom Entities - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ (618)
UK
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	481
UK | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	13,056	€ 12,955	€ 12,271
Current service cost	31	36	31
Interest cost	320	347	407
Benefits paid	(489)	(445)	(332)
Contributions made by employees	(24)	(20)	(20)
Actuarial (gains)/losses	(766)	602	2,315
Demographic actuarial (gains)/losses	(21)	(184)	(59)
Financial actuarial (gains)/losses	(745)	786	2,374
Exchange differences and other items	(97)	(459)	(1,757)
Net defined benefit liability (asset) at end of period	€ 12,079	€ 13,056	€ 12,955